INCOME TAXES (Tables)	12 Months Ended
Dec. 25, 2013
Income Tax Disclosure [Abstract]
Schedule of Provision of Income Taxes

The provision for income taxes is based on the following components (in thousands):

For the Years Ended	December 25, 2013	December 26, 2012
Current income taxes:
Federal	$—	$2
State	30	26
Total current	30	28
Deferred income taxes:
Federal	1,037	1,013
State	334	986
Total deferred	1,371	1,999
	$1,401	$2,027

Schedule of Effective Income Tax rate

The provision for income taxes differs from the amount computed by applying the federal income tax rate as follows:

For the Years Ended	December 25, 2013	December 26, 2012
Statutory regular federal income tax rate	35.0%	35.0%
State tax benefit (net of federal benefit)	5.4	12.7
Change in tax rate	—	(15.5)
Change in valuation allowance	(43.4)	(75.9)
Other	(6.5)	5.2
Total	(9.5)%	(38.5)%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Deferred assets:
Capital leases	$413	$560
Accrued vacation	621	658
Accrued legal	234	—
Deferred rent	1,898	4,476
Accrued workers’ compensation	1,045	934
Enterprise zone and other credits	530	530
Net operating losses	54,960	47,160
Fixed assets	4,605	3,847
Deferred financing costs	19	431
Other	5,859	4,701
	70,184	63,297
Valuation allowance	(65,110)	(58,779)
Net deferred tax assets	5,074	4,518
Deferred liabilities:
Goodwill	(7,357)	(5,723)
Trademark	(26,315)	(25,646)
Prepaid expense	(570)	(1,410)
Other	(2,777)	(2,313)
Deferred tax liabilities	(37,019)	(35,092)
Net deferred tax liabilities	$(31,945)	$(30,574)

Schedule of Deferred Tax Assets and Liabilities Classification on Balance Sheet

The deferred tax amounts mentioned above have been classified on the accompanying consolidated balance sheets as follows (in thousands):

	December 25, 2013	December 26, 2012
Current:
Liabilities	$(322)	$(334)
Noncurrent:
Liabilities	(31,623)	(30,240)
	$(31,945)	$(30,574)